ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES - Accounts payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable and Accrued Expenses and Other Payables
Accounts payable	¥ 3,092,884	¥ 3,901,799
Property and equipment, net
Accounts Payable and Accrued Expenses and Other Payables
Accounts payable	2,574,096	3,573,468
Operating expenses
Accounts Payable and Accrued Expenses and Other Payables
Accounts payable	¥ 518,788	¥ 328,331